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                                                           OMB APPROVAL
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                                                      OMB Number: 3235-0578
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-8979
                                   --------

                      Victory Variable Insurance Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                3435 Stelzer Road Columbus, OH            43219
           -------------------------------------------------------
           (Address of principal executive offices)     (Zip code)


          BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219
          --------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 12/31/04
                         --------

Date of reporting period: 9/30/04
                          -------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.


Victory Variable Insurance Funds

Investment Quality Bond Fund

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands)


                                                      Principal
                                                        Amount          Value

Commercial Paper  (3.2%)

Household Finance, 1.88%, 10/1/04                          $64          $   64
                                                                            --
Total Commercial Paper (Cost $64)                                           64
                                                                            --


U.S. Government Agencies  (58.1%)

Federal Farm Credit Bank  (5.0%)
3.88%, 2/1/05                                              100             101
                                                                           ---
Federal Home Loan Bank  (22.2%)
2.50%, 3/15/06                                             175             175
2.75%, 3/14/08                                             175             172
2.63%, 7/15/08                                             100              97
                                                                            --
                                                                           444
Federal Home Loan Mortgage Corp.  (10.0%)
7.00%, 3/15/10                                              80              92
5.75%, 1/15/12                                             100             109
                                                                           ---
                                                                           201
Federal National Mortgage Association  (10.2%)
7.00%, 7/15/05                                              70              73
7.25%, 1/15/10                                              19              22
6.00%, 5/15/11                                             100             110
                                                                           ---
                                                                           205
Tennessee Valley Authority  (10.7%)
6.38%, 6/15/05                                             105             108
5.63%, 1/18/11                                             100             108
                                                                           ---
                                                                           216
                                                                           ---
Total U.S. Government Agencies (Cost $1,140)                             1,167
                                                                         -----


U.S. Government Mortgage Backed  (0.2%)

Federal Home Loan Mortgage Corp.  (0.1%)
7.00%, 7/1/29                                                2               2
                                                                             -
Federal National Mortgage Association  (0.1%)
10.50%, 1/1/09                                               2               2
                                                                             -
Total U.S. Government Mortgage Backed (Cost $3)                              4
                                                                             -

U.S. Treasury Obligations  (35.7%)

U.S. Treasury Bonds  (16.1%)
7.50%, 11/15/16                                             27              35
8.75%, 8/15/20                                              36              52
8.00%, 11/15/21                                             20              27
5.38%, 2/15/31                                             195             209
                                                                           ---
                                                                           323

U.S. Treasury Notes  (19.6%)
5.88%, 11/15/04                                             85              85
5.75%, 11/15/05                                             25              26
7.00%, 7/15/06                                              60              65
2.63%, 11/15/06                                             12              12
6.00%, 8/15/09                                              37              41
4.88%, 2/15/12                                             155             166
                                                                           ---
                                                                           395
                                                                           ---
Total U.S. Treasury Obligations (Cost $672)                                718
                                                                           ---
Total Investments (Cost $1,879) (a)   -   97.2%                         $1,953
                                                                        ======

Percentages based on net assets of $2,010.

------------
See notes to schedules of portfolio investments.

Victory Variable Insurance Funds

Diversified Stock Fund

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)


                                                      Shares
                                                        or
                                                     Principal
                                                       Amount           Value

Commercial Paper  (3.8%)

Household Finance, 1.88%, 10/1/04                       $   931        $   931
                                                                           ---
Total Commercial Paper (Cost $931)                                         931
                                                                           ---


Common Stocks  (96.4%)

Aerospace/Defense  (4.7%)
Boeing Co.                                               15,900            820
Honeywell International, Inc.                             9,500            341
                                                                           ---
                                                                         1,161
Aluminum  (3.0%)
Alcoa, Inc.                                              22,212            746
                                                                           ---
Apparel / Footwear  (1.3%)
Nike, Inc., Class B                                       4,000            315
                                                                           ---
Automotive Parts  (0.8%)
Delphi Corp.                                             22,100            205
                                                                           ---
Banks  (2.3%)
PNC Financial Services Group, Inc.                        8,800            476
U.S. Bancorp                                              3,300             95
                                                                            --
                                                                           571
Biotechnology  (2.4%)
Amgen, Inc. (b)                                           5,800            329
Chiron Corp. (b)                                          5,700            252
                                                                           ---
                                                                           581
Chemicals-General  (0.9%)
Dow Chemical Co.                                          4,900            221
                                                                           ---
Computers & Peripherals  (5.6%)
Apple Computer, Inc. (b)                                  7,000            271
EMC Corp. (b)                                            30,800            355
International Business Machines Corp.                     8,800            755
                                                                           ---
                                                                         1,381
Electronic & Electrical - General  (4.6%)
General Electric Co.                                     33,700          1,132
                                                                         -----
Entertainment  (2.3%)
Walt Disney Co.                                          25,700            580
                                                                           ---
Environmental Control  (1.6%)
Waste Management, Inc.                                   14,400            394
                                                                           ---
Financial Services  (2.1%)
Citigroup, Inc.                                           4,600            203
MBNA Corp.                                               12,100            305
                                                                           ---
                                                                           508
Food Processing & Packaging  (1.3%)
General Mills, Inc.                                       6,900            310
                                                                           ---
Forest Products-Lumber & Paper  (1.4%)
International Paper Co.                                   8,800            356
                                                                           ---
Health Care  (1.3%)
Medtronic, Inc.                                           6,000            311
                                                                           ---

Heavy Machinery  (1.3%)
Deere & Co.                                               5,100            329
                                                                           ---
Insurance-Multi-Line  (5.4%)
American International Group, Inc.                       11,324            769
Genworth Financial, Inc. (b)                             10,000            233
XL Capital Ltd.                                           4,400            326
                                                                           ---
                                                                         1,328
Internet Service Provider  (2.1%)
Yahoo, Inc. (b)                                          15,500            526
                                                                           ---
Manufacturing-Miscellaneous  (1.2%)
3M Co.                                                    3,600            288
                                                                           ---
Media  (1.9%)
Time Warner, Inc. (b)                                     4,400             71
Viacom, Inc., Class B                                    11,900            399
                                                                           ---
                                                                           470
Oil & Gas Exploration,
  Production & Services  (6.1%)
Anadarko Petroleum Corp.                                  6,900            458
Transocean, Inc. (b)                                     14,537            520
Unocal Corp.                                             12,400            533
                                                                           ---
                                                                         1,511
Oil-Integrated Companies  (4.5%)
BP PLC, ADR                                              19,400          1,116
                                                                         -----
Oilfield Services & Equipment  (5.1%)
Halliburton Co.                                          14,500            489
Schlumberger Ltd.                                        11,600            780
                                                                           ---
                                                                         1,269
Pharmaceuticals  (7.8%)
Bristol-Myers Squibb Co.                                 23,000            544
Johnson & Johnson                                         7,600            428
Merck & Co., Inc.                                        11,400            376
Pfizer, Inc.                                             18,400            563
                                                                           ---
                                                                         1,911
Pipelines  (1.0%)
El Paso Corp.                                            26,900            247
                                                                           ---
Radio & Television  (1.3%)
Comcast Corp., Class A Special Shares (b)                11,278            318
                                                                           ---
Real Estate Investment Trusts  (1.8%)
Equity Office Properties Trust                           16,502            450
                                                                           ---
Retail-Department Stores  (1.1%)
Kohl's Corp. (b)                                          5,593            270
                                                                           ---
Retail-Specialty Stores  (1.3%)
Tiffany & Co.                                            10,300            317
                                                                           ---
Savings & Loans  (0.9%)
Washington Mutual, Inc.                                   5,900            231
                                                                           ---
Semiconductors  (4.8%)
Intel Corp.                                              24,500            491
Texas Instruments, Inc.                                  32,700            696
                                                                           ---
                                                                         1,187
Software & Computer Services  (5.9%)
Automatic Data Processing, Inc.                          11,400            471
Microsoft Corp.                                          35,800            990
                                                                           ---
                                                                         1,461

Telecommunications - Cellular  (1.8%)
Vodafone Group PLC, ADR                                  18,700            451
                                                                           ---
Telecommunications-Equipment  (1.5%)
Motorola, Inc.                                           20,500            370
                                                                           ---
Transportation Services  (2.3%)
FedEx Corp.                                               6,600            566
                                                                           ---
Utilities-Electric  (1.7%)
Dominion Resources, Inc.                                  6,400            418
                                                                           ---
Total Common Stocks (Cost $21,837)                                      23,806
                                                                        ------
Total Investments (Cost $22,768) (a)   -   100.2%                      $24,737
                                                                       =======

Percentages based on net assets of $24,692.

------------
See notes to schedules of portfolio investments.

Victory Variable Insurance Funds

Small Company Opportunity Fund

Schedule of Portfolio Investments
September 30, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                   Shares
                                                     or
                                                  Principal
                                                    Amount             Value

Commercial Paper  (2.3%)

Household Finance, 1.88%, 10/1/04                        $91               $91
                                                                            --
Total Commercial Paper (Cost $91)                                           91
                                                                            --


Common Stocks  (96.4%)

Advertising  (0.7%)
Catalina Marketing Corp.                               1,200                28
                                                                            --
Aerospace/Defense Equipment  (0.6%)
Teledyne Technologies, Inc. (b)                        1,000                25
                                                                            --
Aluminum  (0.4%)
Century Aluminum Co. (b)                                 600                17
                                                                            --
Apparel  (1.5%)
Warnaco Group, Inc. (b)                                2,700                60
                                                                            --
Automotive  (0.2%)
Oshkosh Truck Corp.                                      150                 9
                                                                             -
Automotive Parts  (0.1%)
BorgWarner, Inc.                                          50                 2
                                                                             -
Banks  (5.0%)
Chemical Financial Corp.                                 945                35
Chittenden Corp.                                       1,413                38
Corus Bankshares, Inc.                                   800                35
R&G Financial Corp.                                      800                31
Texas Regional Bancshares, Inc., Class A                 750                23
UMB Financial Corp.                                      750                36
                                                                            --
                                                                           198
Beverages  (0.8%)
Boston Beer Co., Inc., Class A (b)                     1,212                31
                                                                            --
Building Materials  (2.9%)
ABM Industries, Inc.                                   2,400                49
Genlyte Group, Inc. (b)                                  700                45
USG Corp. (b)                                          1,000                18
                                                                            --
                                                                           112
Chemicals  (2.8%)
Albemarle Corp.                                        1,100                39
Arch Chemicals, Inc.                                   1,135                32
Cabot Corp.                                            1,000                39
                                                                            --
                                                                           110
Coal  (0.4%)
Peabody Energy Corp.                                     300                18
                                                                            --
Commercial Services  (1.9%)
G & K Services, Inc., Class A                          1,200                47
NCO Group, Inc. (b)                                    1,100                30
                                                                            --
                                                                            77
Computers & Peripherals  (2.0%)
Agilysys, Inc.                                         1,500                27
Avocent Corp. (b)                                        664                17
Imation Corp.                                            600                21
Overland Storage, Inc. (b)                             1,100                15
                                                                            --
                                                                            80
Construction  (0.6%)
Granite Construction, Inc.                             1,000                24
                                                                            --
Consulting Services  (0.8%)
Maximus, Inc. (b)                                      1,150                33
                                                                            --

Consumer Products  (0.9%)
American Greetings Corp., Class A                      1,474                37
                                                                            --
Distribution/Wholesale  (1.2%)
Owens & Minor, Inc.                                    1,000                25
United Stationers, Inc. (b)                              550                24
                                                                            --
                                                                            49
Electronic Components/Instruments  (0.3%)
Park Electrochemical Corp.                               600                13
                                                                            --
Electronics  (2.1%)
Methode Electronics, Inc., Class A                     2,812                36
Stoneridge, Inc. (b)                                   1,400                20
Technitrol, Inc. (b)                                   1,500                29
                                                                            --
                                                                            85
Entertainment  (0.9%)
Argosy Gaming Co. (b)                                    900                35
                                                                            --
Financial Services  (0.7%)
Raymond James Financial, Inc.                          1,200                29
                                                                            --
Food Distributors,
  Supermarkets & Wholesalers  (1.3%)
Pathmark Stores, Inc. (b)                              3,400                16
Ruddick Corp.                                          1,900                38
                                                                            --
                                                                            54
Food Processing & Packaging  (2.4%)
Corn Products International, Inc.                        886                40
J & J Snack Foods Corp. (b)                              650                28
M & F Worldwide Corp. (b)                              2,200                29
                                                                            --
                                                                            97
Health Care  (1.4%)
Coventry Health Care, Inc. (b)                           511                27
Sunrise Senior Living, Inc. (b)                          825                29
                                                                            --
                                                                            56
Heavy Machinery  (1.9%)
Joy Global, Inc.                                       1,000                34
Terex Corp. (b)                                        1,000                44
                                                                            --
                                                                            78
Home Building  (0.3%)
Meritage Corp. (b)                                       150                12
                                                                            --
Home Furnishings  (0.5%)
Furniture Brands International, Inc.                     800                20
                                                                            --
Instruments - Scientific  (1.5%)
Molecular Devices Corp. (b)                            1,200                28
Varian, Inc. (b)                                         850                32
                                                                            --
                                                                            60
Insurance  (11.2%)
Alfa Corp.                                             3,200                45
AmerUs Group Co.                                       1,100                45
Commerce Group, Inc.                                     800                39
Delphi Financial Group, Inc.                           1,275                50
Odyssey Re Holdings Corp.                              1,700                38
Platinum Underwriters Holdings, Ltd.                   1,000                29
PXRE Group Ltd.                                          800                19
State Auto Financial Corp.                             1,270                37
Triad Guaranty, Inc. (b)                                 401                22
UICI                                                   2,100                68
United Fire & Casualty Co.                               400                23
Universal American Financial Corp. (b)                 2,328                30
                                                                            --
                                                                           445
Machine-Diversified  (3.1%)
Briggs & Stratton Corp.                                  150                12
Flowserve Corp. (b)                                    1,700                41
Gardner Denver, Inc. (b)                                 400                11
Kennametal, Inc.                                         500                23
Manitowoc Co., Inc.                                      900                32
                                                                            --
                                                                           119

Manufacturing-Miscellaneous  (6.3%)
Acuity Brands, Inc.                                    1,500                36
AptarGroup, Inc.                                       1,300                56
ESCO Technologies, Inc. (b)                              800                53
Griffon Corp. (b)                                        835                18
Matthews International Corp.                           1,314                45
Penn Engineering & Manufacturing Corp.                 1,400                26
Teleflex, Inc.                                           300                13
                                                                            --
                                                                           247
Media  (0.6%)
Macrovision Corp. (b)                                  1,100                26
                                                                            --
Medical Equipment & Supplies  (3.1%)
CONMED Corp. (b)                                       1,000                26
Haemonetics Corp. (b)                                  1,439                48
Ocular Sciences, Inc. (b)                                400                19
Osteotech, Inc. (b)                                    2,500                10
Vital Signs, Inc.                                        600                19
                                                                            --
                                                                           122
Metals-Fabrication  (1.8%)
CIRCOR International, Inc.                             2,023                40
Lawson Products, Inc.                                    200                 8
Quanex Corp.                                             450                23
                                                                            --
                                                                            71
Networking Products  (1.0%)
Anixter International, Inc.                              600                21
Hypercom Corp. (b)                                     2,700                20
                                                                            --
                                                                            41
Office Equipment & Supplies  (1.6%)
Global Imaging Systems, Inc. (b)                         900                28
John H. Harland Co.                                    1,200                38
                                                                            --
                                                                            66
Oil & Gas Exploration,
  Production & Services  (5.0%)
Cabot Oil & Gas Corp.                                    400                18
Denbury Resources, Inc. (b)                            1,600                41
Houston Exploration Co. (b)                              800                47
Remington Oil & Gas Corp. (b)                            600                16
St. Mary Land & Exploration Co.                          892                36
Stone Energy Corp. (b)                                   900                39
                                                                            --
                                                                           197
Oil Marketing & Refining  (0.6%)
Holly Corp.                                              900                23
                                                                            --
Oilfield Services & Equipment  (2.2%)
RPC, Inc.                                              2,300                41
Tetra Technologies, Inc. (b)                             900                28
Veritas DGC, Inc. (b)                                    876                20
                                                                            --
                                                                            89
Packaging & Containers  (0.5%)
Chesapeake Corp.                                         864                21
                                                                            --
Paper Products  (0.3%)
Rock-Tenn Co.                                            900                14
                                                                            --
Pharmaceuticals  (1.0%)
Perrigo Co.                                            1,900                39
                                                                            --
Pipelines  (1.0%)
National Fuel Gas Co.                                  1,400                40
                                                                            --
Printing - Commercial  (0.5%)
Bowne & Co., Inc.                                      1,500                19
                                                                            --
Real Estate Investment Trusts  (5.0%)
Brandywine Realty Trust                                1,100                31
CBL & Associates Properties, Inc.                        550                33
LaSalle Hotel Properties                                 900                25
LTC Properties, Inc.                                   1,400                25
National Health Investors, Inc.                          800                23
Parkway Properties, Inc.                                 700                33
PS Business Parks, Inc.                                  701                28
                                                                            --
                                                                           198
Restaurants  (0.6%)
Lone Star Steakhouse & Saloon, Inc.                    1,000                26
                                                                            --

Retail - Department Stores  (0.8%)
Cato Corp., Class A                                      900                20
Stage Stores, Inc. (b)                                   400                14
                                                                            --
                                                                            34
Retail - Discount  (0.8%)
ShopKo Stores, Inc. (b)                                1,900                33
                                                                            --
Retail - Specialty Stores  (0.7%)
Party City Corp. (b)                                   1,800                27
                                                                            --
Rubber & Rubber Products  (0.6%)
Bandag, Inc.                                             600                26
                                                                            --
Savings & Loans  (0.6%)
ITLA Capital Corp. (b)                                   550                25
                                                                            --
Semiconductors  (1.0%)
DSP Group, Inc. (b)                                      700                15
Siliconix, Inc. (b)                                      300                11
Standard Microsystems Corp. (b)                          900                15
                                                                            --
                                                                            41
Software & Computer Services  (2.4%)
Inter-Tel, Inc.                                          954                21
THQ, Inc. (b)                                          2,000                39
Tier Technologies, Inc. (b)                            2,615                25
Transaction Systems Architects, Inc. (b)                 700                13
                                                                            --
                                                                            98
Telecommunications  (1.0%)
Commonwealth Telephone Enterprises, Inc. (b)             500                22
West Corp. (b)                                           700                20
                                                                            --
                                                                            42
Telecommunications-Equipment  (0.4%)
Tollgrade Communications, Inc. (b)                     1,700                15
                                                                            --
Transportation Services  (3.6%)
Offshore Logistics, Inc. (b)                             900                31
Pacer International, Inc. (b)                          1,800                30
SCS Transportation, Inc. (b)                             800                15
Stelmar Shipping Ltd.                                    751                28
Werner Enterprises, Inc.                               1,856                36
                                                                            --
                                                                           140
Utilities-Electric  (1.8%)
Black Hills Corp.                                      1,537                43
Cleco Corp.                                            1,800                31
                                                                            --
                                                                            74
Utilities-Natural Gas  (1.2%)
Energen Corp.                                            950                49
                                                                            --
Total Common Stocks (Cost $3,090)                                        3,856
                                                                         -----
Total Investments (Cost $3,181) (a)   -   98.7%                         $3,947

Percentages based on net assets of $4,001.

------------
See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments


(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same (amounts in thousands).

                                   Gross          Gross          Net
                                   Unrealized     Unrealized     Unrealized
                                   Appreciation   Depreciation   Appreciation

Diversified Stock Fund             $2,839         $(870)         $1,969
Investment Quality Bond Fund           75            (1)             74
Small Company Opportunity Fund        850           (84)            766


(b)  Non-income producing securities.


ADR - American Depositary Receipts


Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.


Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds
             --------------------------------

By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date 11/24/04
     --------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date 11/24/04
     --------

By (Signature and Title)*  /s/ Kathleen A. Dennis
                           -----------------------------
                           Kathleen A. Dennis, President

Date 11/24/04
     --------


* Print the name and title of each signing officer under his or her signature.